Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	13,683	$ 2,669,827
Curtiss-Wright Corp.	8,907	1,635,859
HEICO Corp.	7,303	1,292,193
Hexcel Corp.	14,542	1,105,483
Woodward, Inc.	11,468	1,363,660
		$ 8,067,022
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	18,195	$ 1,716,698
Expeditors International of Washington, Inc.	23,113	2,799,678
FedEx Corp.	32,067	7,949,409
GXO Logistics, Inc.(1)	14,264	896,065
United Parcel Service, Inc., Class B	102,344	18,345,162
		$31,707,012
Automobile Components — 0.2%
Aptiv PLC(1)	37,983	$3,877,684
Autoliv, Inc.	10,909	927,701
BorgWarner, Inc.	34,215	1,673,456
Lear Corp.	8,990	1,290,515
Visteon Corp.(1)	3,913	561,946
		$8,331,302
Automobiles — 2.4%
Ford Motor Co.	557,753	$8,438,803
General Motors Co.	193,749	7,470,961
Harley-Davidson, Inc.	17,804	626,879
Rivian Automotive, Inc., Class A(1)	70,559	1,175,513
Tesla, Inc.(1)	331,017	86,650,320
Thor Industries, Inc.	6,696	693,036
		$105,055,512
Banks — 3.9%
Bank of America Corp.	1,009,889	$28,973,715
Bank OZK	23,188	931,230
BOK Financial Corp.	2,833	228,850
Citigroup, Inc.	291,090	13,401,784
Citizens Financial Group, Inc.	74,149	1,933,806
Columbia Banking System, Inc.	30,723	623,062
Comerica, Inc.	21,543	912,562
Commerce Bancshares, Inc.	19,902	969,227
Cullen/Frost Bankers, Inc.	10,212	1,098,096
East West Bancorp, Inc.	19,690	1,039,435
F.N.B. Corp.	52,079	595,784
Security	Shares	Value
Banks (continued)
Fifth Third Bancorp	108,172	$ 2,835,188
First Citizens Bancshares, Inc., Class A	1,638	2,102,291
First Financial Bankshares, Inc.	16,059	457,521
First Horizon Corp.	80,133	903,099
Home BancShares, Inc.	22,755	518,814
Huntington Bancshares, Inc.	219,142	2,362,351
JPMorgan Chase & Co.	367,381	53,431,893
KeyCorp	139,902	1,292,695
M&T Bank Corp.	25,239	3,123,579
New York Community Bancorp, Inc.	101,364	1,139,331
Old National Bancorp	43,636	608,286
Pinnacle Financial Partners, Inc.	9,343	529,281
PNC Financial Services Group, Inc. (The)	60,971	7,679,297
Popular, Inc.	9,320	564,046
Prosperity Bancshares, Inc.	12,231	690,807
Regions Financial Corp.	142,291	2,535,626
SouthState Corp.	12,620	830,396
Synovus Financial Corp.	25,700	777,425
Truist Financial Corp.	200,620	6,088,817
U.S. Bancorp	230,655	7,620,841
United Bankshares, Inc.	15,496	459,766
Valley National Bancorp	80,051	620,395
Webster Financial Corp.	24,164	912,191
Wells Fargo & Co.	573,796	24,489,613
Western Alliance Bancorp	14,818	540,412
Wintrust Financial Corp.	10,651	773,476
Zions Bancorp NA	19,408	521,299
		$175,116,287
Beverages — 1.8%
Celsius Holdings, Inc.(1)	7,929	$1,182,927
Coca-Cola Co. (The)	538,838	32,448,824
Coca-Cola Consolidated, Inc.	885	562,878
Keurig Dr Pepper, Inc.	146,325	4,575,583
Monster Beverage Corp.(1)	132,173	7,592,017
PepsiCo, Inc.	187,589	34,745,235
		$81,107,464
Biotechnology — 3.0%
AbbVie, Inc.	241,392	$32,522,744
ACADIA Pharmaceuticals, Inc.(1)	18,430	441,399
Alkermes PLC(1)	25,933	811,703
Alnylam Pharmaceuticals, Inc.(1)	19,078	3,623,675
Amgen, Inc.	83,842	18,614,601
Apellis Pharmaceuticals, Inc.(1)	14,184	1,292,162
Arrowhead Pharmaceuticals, Inc.(1)	15,880	566,281

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Biogen, Inc.(1)	21,622	$ 6,159,027
BioMarin Pharmaceutical, Inc.(1)	30,109	2,609,848
Blueprint Medicines Corp.(1)	9,135	577,332
Denali Therapeutics, Inc.(1)	16,510	487,210
Exact Sciences Corp.(1)	25,895	2,431,540
Exelixis, Inc.(1)	40,744	778,618
Gilead Sciences, Inc.	196,514	15,145,334
Halozyme Therapeutics, Inc.(1)	25,431	917,296
Horizon Therapeutics PLC(1)	38,524	3,962,193
Incyte Corp.(1)	31,597	1,966,913
Ionis Pharmaceuticals, Inc.(1)	19,122	784,576
Moderna, Inc.(1)	49,941	6,067,831
Neurocrine Biosciences, Inc.(1)	16,355	1,542,277
Regeneron Pharmaceuticals, Inc.(1)	16,428	11,804,175
Sarepta Therapeutics, Inc.(1)	12,073	1,382,600
Seagen, Inc.(1)	20,074	3,863,442
United Therapeutics Corp.(1)	7,777	1,716,773
Vertex Pharmaceuticals, Inc.(1)	40,046	14,092,588
		$134,162,138
Broadline Retail — 3.2%
Amazon.com, Inc.(1)	1,046,745	$136,453,678
eBay, Inc.	68,222	3,048,841
Etsy, Inc.(1)	16,765	1,418,487
Macy's, Inc.	31,445	504,692
		$141,425,698
Building Products — 1.1%
A.O. Smith Corp.	24,812	$1,805,817
AAON, Inc.	8,866	840,585
Advanced Drainage Systems, Inc.	13,343	1,518,167
Allegion PLC	18,093	2,171,522
AZEK Co., Inc. (The)(1)	17,500	530,075
Carlisle Cos., Inc.	17,468	4,481,066
Carrier Global Corp.	169,410	8,421,371
Fortune Brands Innovations, Inc.	17,279	1,243,224
Johnson Controls International PLC	139,233	9,487,337
Lennox International, Inc.	6,566	2,140,976
Masco Corp.	31,627	1,814,757
Owens Corning	30,677	4,003,349
Simpson Manufacturing Co., Inc.	8,648	1,197,748
Trane Technologies PLC	46,639	8,920,175
Trex Co., Inc.(1)	14,931	978,876
UFP Industries, Inc.	5,762	559,202
Zurn Elkay Water Solutions Corp., Class C	20,000	537,800
		$50,652,047
Security	Shares	Value
Capital Markets — 3.7%
Affiliated Managers Group, Inc.	5,309	$ 795,766
Ameriprise Financial, Inc.	15,386	5,110,614
Ares Management Corp., Class A	21,755	2,096,094
Bank of New York Mellon Corp. (The)	114,758	5,109,026
BlackRock, Inc.	22,187	15,334,323
Blackstone, Inc.	105,633	9,820,700
Blue Owl Capital, Inc.	64,997	757,215
Carlyle Group, Inc. (The)	24,373	778,717
Cboe Global Markets, Inc.	16,484	2,274,957
Charles Schwab Corp. (The)	250,339	14,189,214
CME Group, Inc.	54,362	10,072,735
Coinbase Global, Inc., Class A(1)	28,631	2,048,548
Evercore, Inc., Class A	7,099	877,365
FactSet Research Systems, Inc.	5,632	2,256,461
Focus Financial Partners, Inc., Class A(1)	8,777	460,880
Franklin Resources, Inc.	47,893	1,279,222
Goldman Sachs Group, Inc. (The)	51,004	16,450,830
Hamilton Lane, Inc., Class A	6,000	479,880
Houlihan Lokey, Inc.	5,612	551,716
Interactive Brokers Group, Inc., Class A	14,226	1,181,754
Intercontinental Exchange, Inc.	84,061	9,505,618
Invesco, Ltd.	58,955	991,033
Jefferies Financial Group, Inc.	29,880	991,120
KKR & Co., Inc.	88,850	4,975,600
LPL Financial Holdings, Inc.	10,812	2,350,853
MarketAxess Holdings, Inc.	4,905	1,282,265
Moody's Corp.	23,533	8,182,895
Morningstar, Inc.	3,966	777,614
MSCI, Inc.	10,686	5,014,833
Nasdaq, Inc.	48,816	2,433,478
Northern Trust Corp.	33,282	2,467,527
Raymond James Financial, Inc.	29,392	3,050,008
S&P Global, Inc.	45,631	18,293,012
SEI Investments Co.	14,768	880,468
State Street Corp.	49,937	3,654,390
Stifel Financial Corp.	17,068	1,018,448
T. Rowe Price Group, Inc.	35,101	3,932,014
Tradeweb Markets, Inc., Class A	17,457	1,195,455
		$162,922,648
Chemicals — 1.4%
Air Products & Chemicals, Inc.	44,204	$13,240,424
Ashland, Inc.	9,807	852,326
Axalta Coating Systems, Ltd.(1)	50,541	1,658,250
Balchem Corp.	6,341	854,830
Cabot Corp.	11,242	751,977

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Celanese Corp.	20,318	$ 2,352,825
Eastman Chemical Co.	24,642	2,063,028
Ecolab, Inc.	50,318	9,393,868
Element Solutions, Inc.	46,654	895,757
FMC Corp.	23,761	2,479,223
Huntsman Corp.	31,548	852,427
International Flavors & Fragrances, Inc.	51,188	4,074,053
Livent Corp.(1)	32,336	886,977
Mosaic Co. (The)	60,550	2,119,250
PPG Industries, Inc.	47,521	7,047,364
Sherwin-Williams Co. (The)	48,277	12,818,509
		$62,341,088
Commercial Services & Supplies — 0.8%
Casella Waste Systems, Inc., Class A(1)	8,277	$748,655
Cintas Corp.	10,956	5,446,008
Clean Harbors, Inc.(1)	8,722	1,434,158
Copart, Inc.(1)	61,560	5,614,888
MSA Safety, Inc.	8,207	1,427,690
Republic Services, Inc.	35,740	5,474,296
Rollins, Inc.	36,225	1,551,517
Stericycle, Inc.(1)	12,085	561,227
Tetra Tech, Inc.	7,984	1,307,300
Waste Management, Inc.	64,272	11,146,050
		$34,711,789
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	29,864	$4,839,760
Ciena Corp.(1)	16,458	699,300
Cisco Systems, Inc.	524,229	27,123,609
F5, Inc.(1)	8,244	1,205,767
Juniper Networks, Inc.	37,122	1,163,032
Lumentum Holdings, Inc.(1)(2)	9,562	542,452
Motorola Solutions, Inc.	20,924	6,136,591
Viasat, Inc.(1)	12,500	515,750
		$42,226,261
Construction & Engineering — 0.3%
AECOM	24,033	$2,035,355
Comfort Systems USA, Inc.	5,777	948,583
EMCOR Group, Inc.	7,120	1,315,634
MasTec, Inc.(1)	10,386	1,225,236
Quanta Services, Inc.	24,700	4,852,315
Valmont Industries, Inc.	5,012	1,458,743
WillScot Mobile Mini Holdings Corp.(1)	34,896	1,667,680
		$13,503,546
Security	Shares	Value
Construction Materials — 0.3%
Summit Materials, Inc., Class A(1)	38,461	$ 1,455,749
Vulcan Materials Co.	44,876	10,116,845
		$ 11,572,594
Consumer Finance — 0.7%
Ally Financial, Inc.	42,829	$ 1,156,811
American Express Co.	90,426	15,752,209
Capital One Financial Corp.	57,446	6,282,869
Credit Acceptance Corp.(1)	584	296,631
Discover Financial Services	37,889	4,427,330
FirstCash Holdings, Inc.	5,630	525,448
OneMain Holdings, Inc.	16,018	699,827
SLM Corp.	22,631	369,338
SoFi Technologies, Inc.(1)	118,404	987,489
Synchrony Financial	58,171	1,973,160
		$32,471,112
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	40,985	$894,293
BJ's Wholesale Club Holdings, Inc.(1)	16,609	1,046,533
Casey's General Stores, Inc.	6,806	1,659,847
Costco Wholesale Corp.	54,181	29,169,967
Dollar General Corp.	27,931	4,742,125
Dollar Tree, Inc.(1)	27,373	3,928,025
Kroger Co. (The)	117,787	5,535,989
Performance Food Group Co.(1)	25,075	1,510,518
Sprouts Farmers Market, Inc.(1)	17,485	642,224
Sysco Corp.	87,603	6,500,143
Target Corp.	55,974	7,382,971
US Foods Holding Corp.(1)	40,557	1,784,508
Walmart, Inc.	172,587	27,127,225
		$91,924,368
Containers & Packaging — 0.4%
AptarGroup, Inc.	13,340	$1,545,572
Avery Dennison Corp.	15,107	2,595,383
Ball Corp.	65,196	3,795,059
Berry Global Group, Inc.	22,280	1,433,495
Crown Holdings, Inc.	23,626	2,052,391
Graphic Packaging Holding Co.	54,728	1,315,114
Packaging Corp. of America	17,531	2,316,897
Sealed Air Corp.	29,677	1,187,080
Silgan Holdings, Inc.	20,778	974,280
Sonoco Products Co.	16,517	974,833
WestRock Co.	51,235	1,489,402
		$19,679,506

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Distributors — 0.1%
Genuine Parts Co.	18,010	$ 3,047,832
LKQ Corp.	29,890	1,741,690
Pool Corp.	4,776	1,789,281
		$ 6,578,803
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	8,169	$ 755,224
Duolingo, Inc.(1)	3,399	485,853
H&R Block, Inc.	23,553	750,634
Service Corp. International	19,420	1,254,338
		$3,246,049
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	923,111	$14,723,621
Iridium Communications, Inc.	16,712	1,038,149
Verizon Communications, Inc.	532,488	19,803,229
		$35,564,999
Electric Utilities — 1.2%
Alliant Energy Corp.	43,511	$2,283,457
Avangrid, Inc.	8,163	307,582
Constellation Energy Corp.	51,397	4,705,395
Evergy, Inc.	39,292	2,295,439
Eversource Energy	60,266	4,274,065
Exelon Corp.	159,392	6,493,630
Hawaiian Electric Industries, Inc.	22,356	809,287
IDACORP, Inc.	8,719	894,569
NextEra Energy, Inc.	305,525	22,669,955
NRG Energy, Inc.	38,729	1,448,077
PNM Resources, Inc.	14,699	662,925
Portland General Electric Co.	12,060	564,770
Xcel Energy, Inc.	87,933	5,466,795
		$52,875,946
Electrical Equipment — 1.3%
Acuity Brands, Inc.	6,339	$1,033,764
AMETEK, Inc.	46,434	7,516,736
Atkore, Inc.(1)	8,944	1,394,727
Eaton Corp. PLC	80,335	16,155,368
Emerson Electric Co.	113,177	10,230,069
EnerSys	5,057	548,786
Generac Holdings, Inc.(1)	12,162	1,813,719
Hubbell, Inc.	10,910	3,617,320
nVent Electric PLC	28,691	1,482,464
Plug Power, Inc.(1)(2)	64,158	666,602
Regal Rexnord Corp.	12,312	1,894,817
Security	Shares	Value
Electrical Equipment (continued)
Rockwell Automation, Inc.	23,241	$ 7,656,747
Sensata Technologies Holding PLC	31,243	1,405,623
Sunrun, Inc.(1)	29,423	525,495
		$ 55,942,237
Electronic Equipment, Instruments & Components — 1.0%
Advanced Energy Industries, Inc.	7,355	$ 819,715
Amphenol Corp., Class A	120,728	10,255,844
Arrow Electronics, Inc.(1)	6,623	948,612
Avnet, Inc.	12,127	611,807
Badger Meter, Inc.	5,790	854,372
Belden, Inc.	8,198	784,139
CDW Corp.	17,531	3,216,938
Cognex Corp.	35,063	1,964,229
Coherent Corp.(1)	25,014	1,275,214
Corning, Inc.	93,221	3,266,464
Insight Enterprises, Inc.(1)	3,940	576,580
IPG Photonics Corp.(1)	3,804	516,659
Jabil, Inc.	15,935	1,719,865
Keysight Technologies, Inc.(1)	35,745	5,985,500
Littelfuse, Inc.	4,405	1,283,221
National Instruments Corp.	13,065	749,931
Novanta, Inc.(1)	7,626	1,403,947
TD SYNNEX Corp.	3,656	343,664
Teledyne Technologies, Inc.(1)	9,519	3,913,356
Trimble, Inc.(1)	51,466	2,724,610
Vishay Intertechnology, Inc.	17,500	514,500
Zebra Technologies Corp., Class A(1)	6,550	1,937,686
		$45,666,853
Energy Equipment & Services — 0.2%
Baker Hughes Co.	332,904	$10,523,096
		$10,523,096
Entertainment — 1.5%
AMC Entertainment Holdings, Inc., Class A(1)(2)	74,379	$327,268
Electronic Arts, Inc.	29,931	3,882,051
Liberty Media Corp.-Liberty Formula One, Class A(1)	31,799	2,150,248
Live Nation Entertainment, Inc.(1)	21,315	1,942,010
Madison Square Garden Sports Corp.	3,500	658,175
Netflix, Inc.(1)	55,486	24,441,028
ROBLOX Corp., Class A(1)	53,154	2,142,106
Roku, Inc.(1)	15,348	981,658
Take-Two Interactive Software, Inc.(1)	20,124	2,961,448
Walt Disney Co. (The)(1)	262,712	23,454,927
Warner Bros. Discovery, Inc.(1)	319,939	4,012,035

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment (continued)
Warner Music Group Corp., Class A	19,984	$ 521,383
		$ 67,474,337
Financial Services — 2.9%
Affirm Holdings, Inc.(1)	25,669	$ 393,506
Block, Inc., Class A(1)	68,304	4,546,997
Equitable Holdings, Inc.	50,312	1,366,474
Essent Group, Ltd.	16,779	785,257
Euronet Worldwide, Inc.(1)	7,279	854,336
Fidelity National Information Services, Inc.	74,819	4,092,599
Fiserv, Inc.(1)	79,606	10,042,297
Jack Henry & Associates, Inc.	8,677	1,451,923
Mastercard, Inc., Class A	107,599	42,318,687
MGIC Investment Corp.	43,154	681,402
PayPal Holdings, Inc.(1)	140,100	9,348,873
Radian Group, Inc.	23,336	589,934
Shift4 Payments, Inc., Class A(1)	7,065	479,784
Toast, Inc., Class A(1)	31,241	705,109
Visa, Inc., Class A	206,733	49,094,953
Voya Financial, Inc.	12,965	929,720
Western Union Co. (The)	50,371	590,852
WEX, Inc.(1)	6,147	1,119,184
		$129,391,887
Food Products — 1.4%
Bunge, Ltd.	24,521	$2,313,556
Campbell Soup Co.	35,599	1,627,230
Conagra Brands, Inc.	87,883	2,963,415
Darling Ingredients, Inc.(1)	28,014	1,787,013
Flowers Foods, Inc.	28,590	711,319
General Mills, Inc.	103,615	7,947,270
Hershey Co. (The)	24,425	6,098,922
Hormel Foods Corp.	49,662	1,997,406
Ingredion, Inc.	9,520	1,008,644
JM Smucker Co. (The)	17,585	2,596,777
Kellogg Co.	46,588	3,140,031
Kraft Heinz Co. (The)	137,207	4,870,849
Lamb Weston Holdings, Inc.	23,745	2,729,488
Lancaster Colony Corp.	3,293	662,189
McCormick & Co., Inc.	44,925	3,918,808
Mondelez International, Inc., Class A	232,372	16,949,214
Simply Good Foods Co. (The)(1)	16,230	593,856
		$61,915,987
Gas Utilities — 0.1%
National Fuel Gas Co.	15,220	$781,699
Security	Shares	Value
Gas Utilities (continued)
New Jersey Resources Corp.	13,596	$ 641,731
ONE Gas, Inc.	7,344	564,093
Southwest Gas Holdings, Inc.	11,528	733,757
UGI Corp.	36,167	975,424
		$ 3,696,704
Ground Transportation — 0.9%
Avis Budget Group, Inc.(1)	3,306	$ 755,983
J.B. Hunt Transport Services, Inc.	12,319	2,230,109
Knight-Swift Transportation Holdings, Inc.	24,186	1,343,774
Landstar System, Inc.	4,999	962,507
Old Dominion Freight Line, Inc.	13,684	5,059,659
Ryder System, Inc.	6,757	572,926
Saia, Inc.(1)	3,021	1,034,421
Uber Technologies, Inc.(1)	244,482	10,554,288
Union Pacific Corp.	86,081	17,613,894
XPO, Inc.(1)	14,264	841,576
		$40,969,137
Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	252,668	$27,545,865
Align Technology, Inc.(1)	10,527	3,722,768
Baxter International, Inc.	82,273	3,748,358
Becton Dickinson and Co.	44,739	11,811,543
Boston Scientific Corp.(1)	224,657	12,151,697
CONMED Corp.	4,682	636,237
Cooper Cos., Inc. (The)	8,098	3,105,016
DENTSPLY SIRONA, Inc.	35,033	1,402,021
DexCom, Inc.(1)	59,576	7,656,112
Edwards Lifesciences Corp.(1)	95,711	9,028,419
Envista Holdings Corp.(1)	21,529	728,541
GE HealthCare Technologies, Inc.	56,126	4,559,676
Globus Medical, Inc., Class A(1)	12,421	739,546
Haemonetics Corp.(1)	7,739	658,898
Hologic, Inc.(1)	39,658	3,211,108
ICU Medical, Inc.(1)	3,229	575,376
IDEXX Laboratories, Inc.(1)	13,164	6,611,356
Inari Medical, Inc.(1)	10,000	581,400
Inspire Medical Systems, Inc.(1)	4,579	1,486,527
Insulet Corp.(1)	11,231	3,238,347
Intuitive Surgical, Inc.(1)	54,456	18,620,685
iRhythm Technologies, Inc.(1)	4,710	491,347
Lantheus Holdings, Inc.(1)	10,604	889,888
Masimo Corp.(1)	8,514	1,400,979
Medtronic PLC	205,472	18,102,083
Merit Medical Systems, Inc.(1)	8,686	726,497

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Neogen Corp.(1)	33,388	$ 726,189
Novocure, Ltd.(1)	18,792	779,868
Penumbra, Inc.(1)	5,177	1,781,199
QuidelOrtho Corp.(1)	7,458	617,970
ResMed, Inc.	21,700	4,741,450
Shockwave Medical, Inc.(1)	5,758	1,643,391
STERIS PLC	14,875	3,346,577
Stryker Corp.	55,867	17,044,463
Teleflex, Inc.	7,790	1,885,414
Zimmer Biomet Holdings, Inc.	32,844	4,782,086
		$180,778,897
Health Care Providers & Services — 1.4%
agilon health, Inc.(1)(2)	59,210	$1,026,701
AMN Healthcare Services, Inc.(1)	6,399	698,259
Centene Corp.(1)	81,275	5,481,999
Chemed Corp.	2,008	1,087,673
CVS Health Corp.	201,670	13,941,447
DaVita, Inc.(1)	10,074	1,012,135
Elevance Health, Inc.	36,491	16,212,586
Encompass Health Corp.	12,962	877,657
Ensign Group, Inc. (The)	8,432	804,919
HealthEquity, Inc.(1)	11,570	730,530
Henry Schein, Inc.(1)	23,039	1,868,463
Humana, Inc.	19,612	8,769,114
Laboratory Corp. of America Holdings	13,356	3,223,203
Molina Healthcare, Inc.(1)	8,844	2,664,167
Option Care Health, Inc.(1)	22,841	742,104
Progyny, Inc.(1)	11,753	462,363
Quest Diagnostics, Inc.	18,791	2,641,263
R1 RCM, Inc.(1)	26,713	492,855
Select Medical Holdings Corp.	16,154	514,666
		$63,252,104
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)(2)	11,619	$395,279
Veeva Systems, Inc., Class A(1)	18,981	3,753,113
		$4,148,392
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(1)	47,958	$6,146,297
Aramark	50,268	2,164,037
Booking Holdings, Inc.(1)	4,638	12,524,131
Chipotle Mexican Grill, Inc.(1)	4,822	10,314,258
Choice Hotels International, Inc.(2)	3,713	436,352
Darden Restaurants, Inc.	21,645	3,616,447
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Domino's Pizza, Inc.	6,084	$ 2,050,247
Expedia Group, Inc.(1)	18,923	2,069,987
Hilton Grand Vacations, Inc.(1)	12,459	566,137
Hilton Worldwide Holdings, Inc.	37,474	5,454,341
Hyatt Hotels Corp., Class A	5,006	573,587
Marriott International, Inc., Class A	35,636	6,545,977
Marriott Vacations Worldwide Corp.	4,891	600,223
Planet Fitness, Inc., Class A(1)	12,440	838,954
Starbucks Corp.	185,543	18,379,890
Texas Roadhouse, Inc.	13,421	1,506,910
Vail Resorts, Inc.	6,182	1,556,380
Wendy's Co. (The)	29,085	632,599
Wingstop, Inc.	4,983	997,397
Wyndham Hotels & Resorts, Inc.	11,818	810,360
Yum! Brands, Inc.	48,350	6,698,892
		$84,483,403
Household Durables — 0.6%
D.R. Horton, Inc.	51,518	$6,269,225
KB Home	12,921	668,145
Leggett & Platt, Inc.	15,713	465,419
Lennar Corp., Class A	41,203	5,163,148
Meritage Homes Corp.	5,824	828,581
Mohawk Industries, Inc.(1)	7,595	783,500
Newell Brands, Inc.	43,520	378,624
NVR, Inc.(1)	520	3,302,322
PulteGroup, Inc.	38,852	3,018,023
Taylor Morrison Home Corp.(1)	17,249	841,234
Tempur Sealy International, Inc.	25,970	1,040,618
TopBuild Corp.(1)	4,652	1,237,525
Whirlpool Corp.	7,454	1,109,081
		$25,105,445
Household Products — 1.4%
Church & Dwight Co., Inc.	28,787	$2,885,321
Clorox Co. (The)	15,502	2,465,438
Colgate-Palmolive Co.	103,531	7,976,028
Kimberly-Clark Corp.	40,577	5,602,061
Procter & Gamble Co. (The)	287,536	43,630,713
		$62,559,561
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	115,587	$2,396,119
Brookfield Renewable Corp., Class A	15,670	493,919
Clearway Energy, Inc., Class C	25,206	719,883

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Ormat Technologies, Inc.	10,753	$ 865,186
		$ 4,475,107
Insurance — 2.3%
Aflac, Inc.	85,800	$ 5,988,840
Allstate Corp. (The)	40,309	4,395,293
American Financial Group, Inc.	8,904	1,057,350
American International Group, Inc.	113,264	6,517,211
Arch Capital Group, Ltd.(1)	52,036	3,894,895
Assurant, Inc.	7,237	909,836
Axis Capital Holdings, Ltd.	11,680	628,734
Brown & Brown, Inc.	31,972	2,200,952
Cincinnati Financial Corp.	23,625	2,299,185
Enstar Group, Ltd.(1)	2,089	510,217
Erie Indemnity Co., Class A	3,679	772,627
Everest Re Group, Ltd.	6,034	2,062,783
Fidelity National Financial, Inc.	39,896	1,436,256
First American Financial Corp.	12,153	692,964
Globe Life, Inc.	13,850	1,518,237
Hanover Insurance Group, Inc. (The)	4,418	499,367
Hartford Financial Services Group, Inc. (The)	46,087	3,319,186
Kinsale Capital Group, Inc.	3,254	1,217,647
Lincoln National Corp.	20,704	533,335
Markel Group, Inc.(1)	2,001	2,767,743
Marsh & McLennan Cos., Inc.	75,988	14,291,823
MetLife, Inc.	96,967	5,481,545
Old Republic International Corp.	42,947	1,080,976
Primerica, Inc.	5,736	1,134,351
Principal Financial Group, Inc.	36,178	2,743,740
Progressive Corp. (The)	87,630	11,599,583
Prudential Financial, Inc.	57,523	5,074,679
Reinsurance Group of America, Inc.	11,341	1,572,883
RenaissanceRe Holdings, Ltd.	7,066	1,317,950
RLI Corp.	4,743	647,277
Ryan Specialty Holdings, Inc.(1)	10,000	448,900
Selective Insurance Group, Inc.	8,916	855,490
Travelers Cos., Inc. (The)	35,348	6,138,534
Unum Group	26,123	1,246,067
W.R. Berkley Corp.	31,841	1,896,450
White Mountains Insurance Group, Ltd.	375	520,841
Willis Towers Watson PLC	16,915	3,983,483
		$103,257,230
Interactive Media & Services — 3.5%
Alphabet, Inc., Class A(1)	1,274,832	$152,597,390
IAC, Inc.(1)	12,541	787,575
Security	Shares	Value
Interactive Media & Services (continued)
Pinterest, Inc., Class A(1)	74,626	$ 2,040,275
Snap, Inc., Class A(1)	139,856	1,655,895
ZoomInfo Technologies, Inc., Class A(1)	36,468	925,923
		$ 158,007,058
IT Services — 1.6%
Accenture PLC, Class A	84,968	$ 26,219,425
Akamai Technologies, Inc.(1)	21,008	1,887,989
Amdocs, Ltd.	14,063	1,390,128
Cloudflare, Inc., Class A(1)	36,158	2,363,649
Cognizant Technology Solutions Corp., Class A	63,212	4,126,479
DXC Technology Co.(1)	27,082	723,631
EPAM Systems, Inc.(1)	7,499	1,685,400
Gartner, Inc.(1)	10,259	3,593,830
International Business Machines Corp.	116,315	15,564,110
MongoDB, Inc.(1)	8,773	3,605,615
Okta, Inc.(1)	19,582	1,358,012
Snowflake, Inc., Class A(1)	35,444	6,237,435
Twilio, Inc., Class A(1)	23,304	1,482,601
VeriSign, Inc.(1)	12,043	2,721,357
		$72,959,661
Leisure Products — 0.1%
Brunswick Corp.	13,999	$1,212,873
Hasbro, Inc.	15,358	994,738
Mattel, Inc.(1)	49,315	963,615
		$3,171,226
Life Sciences Tools & Services — 2.1%
10X Genomics, Inc., Class A(1)	11,756	$656,455
Agilent Technologies, Inc.	46,088	5,542,082
Avantor, Inc.(1)	94,362	1,938,196
Bio-Rad Laboratories, Inc., Class A(1)	3,262	1,236,689
Bio-Techne Corp.	25,248	2,060,994
Bruker Corp.	18,228	1,347,414
Charles River Laboratories International, Inc.(1)	7,469	1,570,357
Danaher Corp.	100,797	24,191,280
Illumina, Inc.(1)	24,639	4,619,566
IQVIA Holdings, Inc.(1)	28,656	6,441,009
Medpace Holdings, Inc.(1)	3,135	752,933
Mettler-Toledo International, Inc.(1)	3,346	4,388,748
Repligen Corp.(1)	8,424	1,191,659
Revvity, Inc.	17,808	2,115,412
Syneos Health, Inc.(1)	14,896	627,717
Thermo Fisher Scientific, Inc.	55,368	28,888,254
Waters Corp.(1)	8,775	2,338,889

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc.	11,343	$ 4,338,357
		$ 94,246,011
Machinery — 3.4%
AGCO Corp.	14,149	$ 1,859,462
Allison Transmission Holdings, Inc.	17,917	1,011,594
Caterpillar, Inc.	86,551	21,295,874
Chart Industries, Inc.(1)(2)	8,366	1,336,803
CNH Industrial NV	186,891	2,691,230
Cummins, Inc.	28,197	6,912,777
Deere & Co.	50,016	20,265,983
Donaldson Co., Inc.	24,605	1,538,059
Dover Corp.	27,739	4,095,663
Esab Corp.	11,201	745,315
Flowserve Corp.	21,203	787,691
Fortive Corp.	72,508	5,421,423
Franklin Electric Co., Inc.	7,879	810,749
Graco, Inc.	31,923	2,756,551
IDEX Corp.	16,025	3,449,542
Illinois Tool Works, Inc.	61,389	15,357,072
Ingersoll Rand, Inc.	80,343	5,251,218
ITT, Inc.	14,708	1,370,933
Lincoln Electric Holdings, Inc.	10,521	2,089,786
Middleby Corp. (The)(1)	11,897	1,758,734
Mueller Industries, Inc.	11,014	961,302
Nordson Corp.	9,681	2,402,631
Oshkosh Corp.	14,015	1,213,559
Otis Worldwide Corp.	85,136	7,577,955
PACCAR, Inc.	104,229	8,718,756
Parker-Hannifin Corp.	26,022	10,149,621
Pentair PLC	32,829	2,120,753
Snap-on, Inc.	10,690	3,080,751
SPX Technologies, Inc.(1)	8,666	736,350
Stanley Black & Decker, Inc.	30,319	2,841,193
Timken Co. (The)	10,680	977,540
Toro Co. (The)	21,586	2,194,217
Watts Water Technologies, Inc., Class A	4,503	827,336
Westinghouse Air Brake Technologies Corp.	33,599	3,684,802
Xylem, Inc.	46,816	5,272,418
		$153,565,643
Media — 0.9%
Cable One, Inc.	504	$331,168
Charter Communications, Inc., Class A(1)	11,777	4,326,516
Comcast Corp., Class A	522,910	21,726,910
Interpublic Group of Cos., Inc. (The)	55,503	2,141,306
Security	Shares	Value
Media (continued)
Liberty Broadband Corp., Class C(1)	18,039	$ 1,445,104
New York Times Co. (The), Class A	28,612	1,126,741
Nexstar Media Group, Inc., Class A	4,833	804,936
Omnicom Group, Inc.	27,459	2,612,724
Paramount Global, Class B	91,715	1,459,186
Sirius XM Holdings, Inc.(2)	77,170	349,580
TEGNA, Inc.	31,824	516,822
Trade Desk, Inc. (The), Class A(1)	55,116	4,256,058
		$41,097,051
Metals & Mining — 0.6%
ATI, Inc.(1)	41,797	$1,848,681
Commercial Metals Co.	39,906	2,101,450
Nucor Corp.	74,233	12,172,728
Reliance Steel & Aluminum Co.	19,125	5,194,159
Steel Dynamics, Inc.	52,226	5,688,978
		$27,005,996
Multi-Utilities — 1.0%
Ameren Corp.	45,220	$3,693,117
Black Hills Corp.	11,410	687,567
CMS Energy Corp.	50,324	2,956,535
Consolidated Edison, Inc.	55,114	4,982,306
Dominion Energy, Inc.	134,374	6,959,230
DTE Energy Co.	35,458	3,901,089
NiSource, Inc.	70,238	1,921,009
Public Service Enterprise Group, Inc.	79,394	4,970,858
Sempra Energy	53,755	7,826,190
WEC Energy Group, Inc.	54,708	4,827,434
		$42,725,335
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	8,248	$618,435
		$618,435
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(1)	19,298	$1,026,267
American Airlines Group, Inc.(1)	88,283	1,583,797
Delta Air Lines, Inc.(1)	93,279	4,434,484
Southwest Airlines Co.	83,589	3,026,758
		$10,071,306
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	15,888	$581,501
Coty, Inc., Class A(1)	59,093	726,253
elf Beauty, Inc.(1)	6,136	700,915

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Personal Care Products (continued)
Estee Lauder Cos., Inc. (The), Class A	28,678	$ 5,631,786
		$ 7,640,455
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	329,368	$ 21,063,083
Catalent, Inc.(1)	26,317	1,141,105
Elanco Animal Health, Inc.(1)	74,870	753,192
Eli Lilly & Co.	108,449	50,860,412
Jazz Pharmaceuticals PLC(1)	10,110	1,253,337
Merck & Co., Inc.	338,343	39,041,399
Organon & Co.	37,716	784,870
Perrigo Co. PLC	17,537	595,381
Pfizer, Inc.	792,988	29,086,800
Royalty Pharma PLC, Class A	62,154	1,910,614
Zoetis, Inc.	71,723	12,351,418
		$158,841,611
Professional Services — 1.2%
Alight, Inc., Class A(1)	50,000	$462,000
Automatic Data Processing, Inc.	52,080	11,446,663
Booz Allen Hamilton Holding Corp.	20,158	2,249,633
Broadridge Financial Solutions, Inc.	16,128	2,671,281
Ceridian HCM Holding, Inc.(1)	19,247	1,288,972
Concentrix Corp.	7,077	571,468
CoStar Group, Inc.(1)	58,315	5,190,035
Dun & Bradstreet Holdings, Inc.	29,876	345,665
Equifax, Inc.	17,539	4,126,927
ExlService Holdings, Inc.(1)	4,250	642,005
Exponent, Inc.	5,782	539,576
FTI Consulting, Inc.(1)	3,808	724,282
Genpact, Ltd.	18,622	699,628
Insperity, Inc.	5,123	609,432
ManpowerGroup, Inc.	8,973	712,456
Maximus, Inc.	8,571	724,335
Paychex, Inc.	43,069	4,818,129
Paycom Software, Inc.	7,048	2,264,099
Paylocity Holding Corp.(1)	5,269	972,289
Robert Half International, Inc.	16,715	1,257,302
Science Applications International Corp.	8,747	983,863
SS&C Technologies Holdings, Inc.	27,152	1,645,411
TransUnion	28,510	2,233,188
TriNet Group, Inc.(1)	6,210	589,764
Verisk Analytics, Inc.	19,638	4,438,777
		$52,207,180
Security	Shares	Value
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	48,602	$ 3,922,667
Howard Hughes Corp. (The)(1)	8,109	639,962
Jones Lang LaSalle, Inc.(1)	7,080	1,103,064
Zillow Group, Inc., Class C(1)	30,533	1,534,589
		$ 7,200,282
Semiconductors & Semiconductor Equipment — 7.7%
Advanced Micro Devices, Inc.(1)	202,285	$ 23,042,284
Allegro MicroSystems, Inc.(1)	3,950	178,303
Amkor Technology, Inc.	7,055	209,886
Analog Devices, Inc.	63,807	12,430,242
Applied Materials, Inc.	105,962	15,315,747
Broadcom, Inc.	52,244	45,318,013
Cirrus Logic, Inc.(1)	7,380	597,854
Diodes, Inc.(1)	5,508	509,435
Enphase Energy, Inc.(1)	16,417	2,749,519
Entegris, Inc.	17,978	1,992,322
First Solar, Inc.(1)	12,403	2,357,686
Intel Corp.	528,138	17,660,935
KLA Corp.	17,482	8,479,120
Lam Research Corp.	17,328	11,139,478
Lattice Semiconductor Corp.(1)	20,071	1,928,221
Marvell Technology, Inc.	106,151	6,345,707
Microchip Technology, Inc.	67,302	6,029,586
Micron Technology, Inc.	142,090	8,967,300
MKS Instruments, Inc.	11,984	1,295,470
Monolithic Power Systems, Inc.	5,347	2,888,610
NVIDIA Corp.	279,000	118,022,580
ON Semiconductor Corp.(1)	52,437	4,959,491
Power Integrations, Inc.	6,062	573,890
Qorvo, Inc.(1)	11,584	1,181,916
QUALCOMM, Inc.	143,516	17,084,145
Rambus, Inc.(1)	13,679	877,781
Silicon Laboratories, Inc.(1)	4,402	694,371
Skyworks Solutions, Inc.	20,197	2,235,606
SolarEdge Technologies, Inc.(1)	6,827	1,836,804
Teradyne, Inc.	21,147	2,354,296
Texas Instruments, Inc.	116,734	21,014,455
Universal Display Corp.	6,342	914,072
Wolfspeed, Inc.(1)(2)	14,678	815,950
		$342,001,075
Software — 11.1%
Adobe, Inc.(1)	58,677	$28,692,466
Altair Engineering, Inc., Class A(1)	4,845	367,445
ANSYS, Inc.(1)	10,737	3,546,109

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Appfolio, Inc., Class A(1)	3,500	$ 602,490
AppLovin Corp., Class A(1)	14,676	377,613
Aspen Technology, Inc.(1)	3,986	668,093
Atlassian Corp., Class A(1)	19,033	3,193,928
Autodesk, Inc.(1)	27,405	5,607,337
BILL Holdings, Inc.(1)	14,150	1,653,428
Black Knight, Inc.(1)	17,171	1,025,624
Box, Inc., Class A(1)	17,559	515,883
Cadence Design Systems, Inc.(1)	35,389	8,299,428
Confluent, Inc., Class A(1)	18,851	665,629
CrowdStrike Holdings, Inc., Class A(1)	26,655	3,914,820
Datadog, Inc., Class A(1)	33,156	3,261,887
DocuSign, Inc.(1)	26,144	1,335,697
Dolby Laboratories, Inc., Class A	6,538	547,100
Dropbox, Inc., Class A(1)	37,922	1,011,380
Dynatrace, Inc.(1)	28,054	1,443,939
Elastic NV(1)	8,376	537,069
Fair Isaac Corp.(1)	3,330	2,694,669
Five9, Inc.(1)	8,046	663,393
Fortinet, Inc.(1)	82,496	6,235,873
Gen Digital, Inc.	83,482	1,548,591
Guidewire Software, Inc.(1)	8,032	611,075
HashiCorp, Inc., Class A(1)	15,000	392,700
HubSpot, Inc.(1)	6,360	3,384,092
Intuit, Inc.	34,474	15,795,642
Manhattan Associates, Inc.(1)	6,811	1,361,383
Microsoft Corp.	831,810	283,264,577
New Relic, Inc.(1)	8,072	528,232
Nutanix, Inc., Class A(1)	29,688	832,748
Oracle Corp.	196,005	23,342,235
Palo Alto Networks, Inc.(1)	38,607	9,864,475
PTC, Inc.(1)	15,079	2,145,742
Qualys, Inc.(1)	4,602	594,440
Roper Technologies, Inc.	13,056	6,277,325
Salesforce, Inc.(1)	121,237	25,612,529
SentinelOne, Inc., Class A(1)	22,483	339,493
ServiceNow, Inc.(1)	26,203	14,725,300
Smartsheet, Inc., Class A(1)	15,781	603,781
Splunk, Inc.(1)	19,469	2,065,466
SPS Commerce, Inc.(1)	4,586	880,787
Synopsys, Inc.(1)	19,218	8,367,709
Tenable Holdings, Inc.(1)	12,123	527,957
Teradata Corp.(1)	12,578	671,791
Tyler Technologies, Inc.(1)	4,951	2,061,943
VMware, Inc., Class A(1)	26,024	3,739,389
Workday, Inc., Class A(1)	24,941	5,633,923
Workiva, Inc.(1)	5,900	599,794
Security	Shares	Value
Software (continued)
Zoom Video Communications, Inc., Class A(1)	26,522	$ 1,800,313
Zscaler, Inc.(1)	11,669	1,707,175
		$ 496,141,907
Specialty Retail — 2.4%
Academy Sports & Outdoors, Inc.	9,139	$ 493,963
Advance Auto Parts, Inc.	8,266	581,100
Asbury Automotive Group, Inc.(1)	2,587	621,967
AutoNation, Inc.(1)	4,563	751,115
AutoZone, Inc.(1)	2,212	5,515,312
Bath & Body Works, Inc.	29,800	1,117,500
Best Buy Co., Inc.	21,455	1,758,237
Burlington Stores, Inc.(1)	8,582	1,350,721
CarMax, Inc.(1)	19,883	1,664,207
Carvana Co.(1)	10,273	266,276
Chewy, Inc., Class A(1)	9,570	377,728
Dick's Sporting Goods, Inc.	7,829	1,034,916
Five Below, Inc.(1)	6,997	1,375,190
Floor & Decor Holdings, Inc., Class A(1)	12,454	1,294,718
GameStop Corp., Class A(1)	31,480	763,390
Home Depot, Inc. (The)	122,508	38,055,885
Lithia Motors, Inc., Class A	3,411	1,037,319
Lowe's Cos., Inc.	71,896	16,226,927
O'Reilly Automotive, Inc.(1)	7,550	7,212,515
Penske Automotive Group, Inc.	1,776	295,935
RH(1)(2)	2,425	799,256
Ross Stores, Inc.	38,806	4,351,317
TJX Cos., Inc. (The)	141,304	11,981,166
Tractor Supply Co.	13,044	2,884,028
Ulta Beauty, Inc.(1)	5,923	2,787,334
Wayfair, Inc., Class A(1)(2)	8,757	569,293
Williams-Sonoma, Inc.	6,578	823,171
		$105,990,486
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	1,779,234	$345,118,019
Dell Technologies, Inc., Class C	35,257	1,907,756
Hewlett Packard Enterprise Co.	173,474	2,914,363
HP, Inc.	123,530	3,793,606
NetApp, Inc.	29,320	2,240,048
Pure Storage, Inc., Class A(1)	33,965	1,250,591
Seagate Technology Holdings PLC	25,712	1,590,802
Western Digital Corp.(1)	43,838	1,662,776
		$360,477,961

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings, Ltd.(1)	13,279	$ 476,583
Columbia Sportswear Co.	2,145	165,680
Crocs, Inc.(1)	7,218	811,592
Deckers Outdoor Corp.(1)	2,825	1,490,640
lululemon Athletica, Inc.(1)	13,184	4,990,144
NIKE, Inc., Class B	143,566	15,845,379
PVH Corp.	9,809	833,471
Ralph Lauren Corp.	4,524	557,809
Skechers USA, Inc., Class A(1)	20,147	1,060,941
Tapestry, Inc.	30,789	1,317,769
VF Corp.	41,223	786,947
		$28,336,955
Trading Companies & Distributors — 0.5%
Air Lease Corp.	17,419	$728,985
Applied Industrial Technologies, Inc.	7,543	1,092,453
Beacon Roofing Supply, Inc.(1)	3,873	321,381
Core & Main, Inc., Class A(1)	12,500	391,750
Fastenal Co.	71,936	4,243,505
GATX Corp.	6,934	892,683
MSC Industrial Direct Co., Inc., Class A	7,733	736,800
SiteOne Landscape Supply, Inc.(1)	6,263	1,048,176
United Rentals, Inc.	13,924	6,201,332
Univar Solutions, Inc.(1)	28,820	1,032,909
W.W. Grainger, Inc.	5,410	4,266,272
WESCO International, Inc.	4,024	720,537
		$21,676,783
Water Utilities — 0.1%
American Water Works Co., Inc.	31,519	$4,499,337
Essential Utilities, Inc.	41,643	1,661,972
		$6,161,309
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(1)	74,229	$10,310,408
		$10,310,408
Total Common Stocks (identified cost $2,650,732,650)		$4,449,337,702

Rights — 0.0%(3)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(3)
Abiomed, Inc., CVR(1)(4)(5)	7,614	$ 7,766
Total Rights (identified cost $7,766)		$ 7,766

Short-Term Investments — 0.4%
Affiliated Fund — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(6)	18,375,540	$ 18,375,540
Total Affiliated Fund (identified cost $18,375,540)		$ 18,375,540
Securities Lending Collateral — 0.0%(3)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(7)	808,132	$ 808,132
Total Securities Lending Collateral (identified cost $808,132)		$ 808,132
Total Short-Term Investments (identified cost $19,183,672)		$ 19,183,672
Total Investments — 100.2% (identified cost $2,669,924,088)		$4,468,529,140
Other Assets, Less Liabilities — (0.2)%		$ (8,802,304)
Net Assets — 100.0%		$4,459,726,836

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $5,885,093 and the total market value of the collateral received by the Fund was $5,980,784, comprised of cash of $808,132 and U.S. government and/or agencies securities of $5,172,652.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $7,766, which represents less than 0.05% of the net assets of the Fund as of June 30, 2023.

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
CVR	– Contingent Value Rights

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$7,766
The Fund did not have any open derivative instruments at June 30, 2023.
Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated  was $18,375,540, which represents 0.4% of the Fund’s net assets. Transactions in such funds by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Clas(1)	$3,102,248	$255,563,317	$(240,290,025)	$ —	$ —	$18,375,540	$161,059	18,375,540

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$4,449,337,702(2)	$ —	$ —	$4,449,337,702
Rights	—	—	7,766	7,766
Short-Term Investments:
Affiliated Fund	18,375,540	—	—	18,375,540
Securities Lending Collateral	808,132	—	—	808,132
Total Investments	$4,468,521,374	$ —	$7,766	$4,468,529,140

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.